Document and Entity Information	12 Months Ended
Aug. 31, 2018 shares
Entity Registrant Name	OneSmart International Education Group Ltd
Entity Central Index Key	0001722380
Document Type	20-F
Document Period End Date	Aug. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false
Ordinary shares
Entity Common Stock, Shares Outstanding	6,517,207,561
Class A ordinary shares
Entity Common Stock, Shares Outstanding	4,220,365,545
Class B ordinary shares
Entity Common Stock, Shares Outstanding	2,296,842,016